UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Market Liquidity Fund Investor Shares

Municipal Low Duration Fund Investor Shares

Vanguard Market Liquidity Fund

Investor Shares

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.005%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$134,320
Number of Portfolio Holdings	232

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	65.2%
8 to 30 Days	11.1%
31 to 60 Days	14.8%
61 to 90 Days	3.4%
91 to 180 Days	5.5%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	(1.7%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1142

Vanguard Municipal Low Duration Fund

Investor Shares

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,546
Number of Portfolio Holdings	343
Portfolio Turnover Rate	13%

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	95.6%
8 to 30 Days	0.3%
31 to 60 Days	0.3%
61 to 90 Days	0.3%
91 to 180 Days	2.2%
Over 180 Days	2.6%
Other Assets and Liabilities—Net	(1.3%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1143

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Market Liquidity Fund

Contents
Financial Statements	1

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (22.2%)
[2]	Fannie Mae Discount Notes	3.629%	3/18/2026	62,612	62,512
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	3.670%	7/1/2026	9,518	9,518
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	5/5/2026	47,058	47,058
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	7/29/2026	2,000	2,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	4/2/2026	9,723	9,723
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	6/5/2026	30,065	30,066
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	3/30/2026	44,404	44,404
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	8/20/2026	15,000	15,001
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	3.690%	3/26/2026	37,646	37,646
	Federal Farm Credit Discount Notes	3.560%	3/2/2026	270,000	269,973
	Federal Farm Credit Discount Notes	3.585%	3/20/2026	30,000	29,946
	Federal Farm Credit Discount Notes	3.707%	4/6/2026	144,976	144,464
	Federal Farm Credit Discount Notes	3.864%	4/7/2026	10,200	10,163
	Federal Home Loan Banks	3.600%	4/27/2026	490,000	489,923
	Federal Home Loan Banks	3.600%	5/4/2026	165,000	164,909
	Federal Home Loan Banks	3.600%	5/6/2026	250,000	249,858
	Federal Home Loan Banks	3.600%	5/11/2026	227,400	227,262
	Federal Home Loan Banks	3.550%	6/9/2026	536,245	535,700
	Federal Home Loan Banks	3.620%	7/13/2026	458,200	458,036
	Federal Home Loan Banks	3.620%	7/14/2026	101,820	101,781
	Federal Home Loan Banks	3.670%	8/20/2026	274,685	274,595
	Federal Home Loan Banks	3.670%	8/21/2026	542,405	542,229
	Federal Home Loan Banks	3.670%	8/21/2026	273,640	273,551
[4]	Federal Home Loan Banks	3.743%	9/2/2026	235,455	235,450
[4]	Federal Home Loan Banks	3.741%	9/3/2026	639,435	639,421
[4]	Federal Home Loan Banks	3.742%	9/3/2026	228,365	228,360
[4]	Federal Home Loan Banks	3.735%	9/4/2026	824,880	824,864
	Federal Home Loan Banks Discount Notes	2.889%	3/2/2026	276,000	275,973
	Federal Home Loan Banks Discount Notes	3.601%–3.651%	3/3/2026	500,100	500,051
	Federal Home Loan Banks Discount Notes	3.601%–3.837%	3/4/2026	614,129	614,008
	Federal Home Loan Banks Discount Notes	3.484%	3/5/2026	73,142	73,120
	Federal Home Loan Banks Discount Notes	3.487%–3.691%	3/6/2026	610,814	610,573
	Federal Home Loan Banks Discount Notes	3.455%–3.818%	3/11/2026	379,809	379,470
	Federal Home Loan Banks Discount Notes	3.541%–3.615%	3/13/2026	118,864	118,734
	Federal Home Loan Banks Discount Notes	3.543%–3.827%	3/18/2026	306,066	305,578
	Federal Home Loan Banks Discount Notes	3.808%–3.827%	3/19/2026	181,325	181,017
	Federal Home Loan Banks Discount Notes	3.554%–3.809%	3/20/2026	534,908	533,947
	Federal Home Loan Banks Discount Notes	3.684%	3/23/2026	184,237	183,850
	Federal Home Loan Banks Discount Notes	3.563%–3.653%	3/25/2026	1,332,431	1,329,366
	Federal Home Loan Banks Discount Notes	3.475%–3.686%	3/27/2026	297,444	296,700
	Federal Home Loan Banks Discount Notes	3.813%	3/30/2026	84,848	84,610
	Federal Home Loan Banks Discount Notes	3.814%	3/31/2026	84,591	84,345
	Federal Home Loan Banks Discount Notes	3.454%–3.704%	4/6/2026	281,371	280,385
	Federal Home Loan Banks Discount Notes	3.466%–3.704%	4/8/2026	510,621	508,729
	Federal Home Loan Banks Discount Notes	3.807%	4/9/2026	18,222	18,153
	Federal Home Loan Banks Discount Notes	3.574%–3.646%	4/10/2026	401,705	400,136
	Federal Home Loan Banks Discount Notes	3.799%	4/13/2026	18,222	18,145
	Federal Home Loan Banks Discount Notes	3.576%–3.646%	4/15/2026	387,892	386,181
	Federal Home Loan Banks Discount Notes	3.606%–3.646%	4/17/2026	499,450	497,147
	Federal Home Loan Banks Discount Notes	3.613%–3.623%	4/22/2026	204,313	203,268
	Federal Home Loan Banks Discount Notes	3.518%–3.636%	4/24/2026	245,041	243,738
	Federal Home Loan Banks Discount Notes	3.553%	5/11/2026	182,855	181,572
	Federal Home Loan Banks Discount Notes	3.664%–3.674%	5/15/2026	93,028	92,338
	Federal Home Loan Banks Discount Notes	3.664%	5/22/2026	104,000	103,156
	Federal Home Loan Banks Discount Notes	3.661%	5/27/2026	78,258	77,584
	Federal Home Loan Banks Discount Notes	3.658%–3.659%	5/29/2026	168,837	167,349
	Federal Home Loan Banks Discount Notes	3.694%–3.708%	6/10/2026	134,471	133,125
	Federal Home Loan Banks Discount Notes	3.576%–3.588%	6/12/2026	68,108	67,413
	Federal Home Loan Banks Discount Notes	3.584%–3.673%	6/17/2026	120,301	119,014
	Federal Home Loan Banks Discount Notes	3.520%–3.675%	6/22/2026	92,268	91,235
	Federal Home Loan Banks Discount Notes	3.522%	6/24/2026	23,972	23,699
	Federal Home Loan Banks Discount Notes	3.524%–3.668%	6/26/2026	103,821	102,618
	Federal Home Loan Banks Discount Notes	3.564%	7/1/2026	89,591	88,509
	Federal Home Loan Banks Discount Notes	3.623%	7/8/2026	9,997	9,869
	Federal Home Loan Banks Discount Notes	3.626%	7/14/2026	186,790	184,296
	Federal Home Loan Banks Discount Notes	3.627%	7/16/2026	186,790	184,259
	Federal Home Loan Banks Discount Notes	3.639%	7/22/2026	18,442	18,181
	Federal Home Loan Banks Discount Notes	3.568%–3.629%	8/14/2026	67,192	66,095
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	358,400	358,362
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	273,605	273,604
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	242,760	242,759
1

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	216,465	216,463
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	164,700	164,699
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	91,035	91,035
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	85,490	85,489
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	60,900	60,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	43,295	43,295
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	42,810	42,810
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.660%	3/2/2026	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	776,360	776,344
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	491,310	491,299
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	295,470	295,472
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	287,595	287,598
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	270,150	270,149
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	191,670	191,669
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	186,790	186,786
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	186,790	186,786
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	182,445	182,442
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	182,070	182,066
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	173,200	173,201
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	156,090	156,087
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	136,945	136,947
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	136,800	136,797
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	128,860	128,860
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	128,235	128,234
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	128,230	128,230
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	91,145	91,143
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	83,520	83,518
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	47,920	47,920
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	18,260	18,260
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	13,695	13,695
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,611,285	1,611,098
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	766,620	766,529
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	486,120	486,121
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	445,450	445,464
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	443,320	443,334
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	433,130	433,131
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	383,340	383,345
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	327,055	327,016
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	250,000	249,996
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	208,365	208,371
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	191,730	191,736
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	173,170	173,176
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	146,000	145,989
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	102,000	102,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	90,210	90,211
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	88,665	88,659
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	80,335	80,335
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	48,000	48,001
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	45,105	45,106
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	42,750	42,751
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	191,670	191,679
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	182,600	182,607
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	173,320	173,322
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	146,000	146,005
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	98,260	98,260
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	73,000	73,003
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	45,515	45,515
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	43,000	43,001
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	30,440	30,441
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	45,140	45,141
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	43,300	43,302
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	48,460	48,460
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	45,000	45,003
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	42,870	42,872
[2,4]	Federal Home Loan Mortgage Corp.	3.735%	9/4/2026	346,587	346,541
[2]	Freddie Mac Discount Notes	3.753%	3/2/2026	23,709	23,707
[2]	Freddie Mac Discount Notes	3.548%	3/18/2026	13,715	13,693
Total U.S. Government Agency Debt (Cost $29,874,257)					29,873,789
U.S. Treasury Debt (27.9%)
	United States Treasury Bill	3.014%–3.651%	3/3/2026	6,276,500	6,275,871
	United States Treasury Bill	3.528%–3.652%	3/5/2026	2,513,650	2,512,890
	United States Treasury Bill	3.533%	3/12/2026	1,403,400	1,401,985
	United States Treasury Bill	3.370%–3.665%	3/17/2026	1,511,000	1,508,715
	United States Treasury Bill	3.526%–3.538%	3/19/2026	2,074,000	2,070,450
	United States Treasury Bill	3.398%	3/24/2026	2,000,000	1,995,588
	United States Treasury Bill	3.497%–3.538%	4/2/2026	2,798,118	2,789,396
	United States Treasury Bill	3.398%–3.556%	4/7/2026	2,070,250	2,062,745
	United States Treasury Bill	3.533%	4/9/2026	2,229,662	2,221,131
	United States Treasury Bill	3.398%–3.527%	4/14/2026	2,079,531	2,070,527
	United States Treasury Bill	3.536%–3.766%	4/16/2026	1,067,500	1,062,663
	United States Treasury Bill	3.398%	4/21/2026	1,104,005	1,098,454
	United States Treasury Bill	3.398%	4/28/2026	1,950,609	1,939,428
2

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.761%	5/7/2026	712,000	707,294
	United States Treasury Bill	3.497%	5/26/2026	1,123,000	1,113,521
	United States Treasury Bill	3.709%	5/28/2026	487,000	482,781
	United States Treasury Bill	3.637%	6/11/2026	1,899,876	1,880,820
	United States Treasury Bill	3.534%	7/2/2026	550,079	543,415
	United States Treasury Bill	3.544%	7/16/2026	500,000	493,294
	United States Treasury Bill	3.594%	7/23/2026	500,000	492,969
	United States Treasury Bill	3.580%	7/30/2026	580,000	571,469
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.098%	3.721%	3/3/2026	129,526	129,552
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	3.773%	3/3/2026	401,756	401,816
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.782%	3/3/2026	550,874	551,321
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.160%	3.783%	3/3/2026	41,675	41,721
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	3.805%	3/3/2026	834,110	834,560
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	3.828%	3/3/2026	170,852	170,971
	United States Treasury Note/Bond	0.750%	5/31/2026	34,410	34,158
	United States Treasury Note/Bond	2.125%	5/31/2026	72,833	72,543
Total U.S. Treasury Debt (Cost $37,527,664)					37,532,048
U.S. Treasury Repurchase Agreements (51.6%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/27/2026, Repurchase Value $3,168,966, collateralized by U.S. Treasury Obligations 0.000%–5.375%, 5/21/2026–11/15/2054, with a value of $3,231,360)	3.660%	3/2/2026	3,168,000	3,168,000
	Banco Santander SA (Dated 2/27/2026, Repurchase Value $990,302, collateralized by U.S. Treasury Obligations 0.250%–4.750%, 3/31/2026–8/15/2055, with a value of $1,009,800)	3.660%	3/2/2026	990,000	990,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $1,000,293, collateralized by U.S. Treasury Obligations 0.500%–5.000%, 3/31/2026–8/15/2054, with a value of $1,020,000)	3.510%	3/2/2026	1,000,000	1,000,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $500,148, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 4/15/2026–2/15/2056, with a value of $508,588)	3.550%	3/2/2026	500,000	500,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $500,146, collateralized by U.S. Treasury Obligations 0.625%–4.500%, 3/31/2026–8/15/2033, with a value of $511,413)	3.510%	3/2/2026	500,000	500,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $60,018, collateralized by U.S. Treasury Obligations 1.250%–5.000%, 5/15/2045–5/15/2050, with a value of $61,200)	3.660%	3/2/2026	60,000	60,000
	Bank of Nova Scotia (Dated 2/27/2026, Repurchase Value $988,301, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/15/2026–2/15/2055, with a value of $1,007,760)	3.660%	3/2/2026	988,000	988,000
	Barclays Bank plc (Dated 2/27/2026, Repurchase Value $1,973,603, collateralized by U.S. Treasury Obligations 1.625%–5.250%, 3/31/2026–8/15/2054, with a value of $2,012,460)	3.670%	3/2/2026	1,973,000	1,973,000
	Barclays Bank plc (Dated 1/29/2026, Repurchase Value $780,871, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/10/2026–8/15/2053, with a value of $792,540)	3.660%	3/19/2026	777,000	777,000
	BNP Paribas Securities Corp. (Dated 1/22/2026, Repurchase Value $489,967, collateralized by U.S. Treasury Obligations 0.000%–6.750%, 4/21/2026–1/15/2030, with a value of $496,740)	3.655%	3/23/2026	487,000	487,000
	BNP Paribas Securities Corp. (Dated 1/21/2026, Repurchase Value $277,709, collateralized by U.S. Treasury Obligations 0.000%–6.500%, 4/7/2026–2/15/2053, with a value of $281,520)	3.655%	3/23/2026	276,000	276,000
	BNP Paribas Securities Corp. (Dated 1/30/2026, Repurchase Value $1,020,074, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 5/31/2028–5/15/2039, with a value of $1,034,280)	3.655%	3/30/2026	1,014,000	1,014,000
	BNP Paribas Securities Corp. (Dated 1/28/2026, Repurchase Value $476,932, collateralized by U.S. Treasury Obligations 2.125%–4.500%, 1/31/2030–5/15/2042, with a value of $483,480)	3.650%	3/30/2026	474,000	474,000
	BNP Paribas Securities Corp. (Dated 2/3/2026, Repurchase Value $179,050, collateralized by U.S. Treasury Obligations 0.500%–4.250%, 4/30/2027–8/15/2051, with a value of $181,560)	3.660%	4/2/2026	178,000	178,000
	BNP Paribas Securities Corp. (Dated 2/9/2026, Repurchase Value $176,044, collateralized by U.S. Treasury Obligations 0.125%–5.250%, 9/30/2026–2/15/2048, with a value of $178,500)	3.640%	4/9/2026	175,000	175,000
	BNP Paribas Securities Corp. (Dated 2/17/2026, Repurchase Value $323,929, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 8/15/2026–2/15/2035, with a value of $328,440)	3.655%	4/17/2026	322,000	322,000
	BNP Paribas Securities Corp. (Dated 2/23/2026, Repurchase Value $513,068, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 4/15/2026–2/15/2050, with a value of $520,200)	3.670%	4/23/2026	510,000	510,000
	BNP Paribas Securities Corp. (Dated 2/24/2026, Repurchase Value $185,105, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 7/31/2027–2/15/2040, with a value of $187,680)	3.665%	4/24/2026	184,000	184,000
	BNP Paribas Securities Corp. (Dated 2/27/2026, Repurchase Value $424,528, collateralized by U.S. Treasury Obligations 0.125%–3.875%, 10/31/2026–2/15/2051, with a value of $430,440)	3.655%	4/27/2026	422,000	422,000
	Canadian Imperial Bank of Commerce (Dated 2/23/2026, Repurchase Value $134,191, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 3/31/2026–5/15/2055, with a value of $136,680)	3.660%	3/9/2026	134,000	134,000
	Canadian Imperial Bank of Commerce (Dated 1/29/2026, Repurchase Value $1,171,809, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/31/2026–8/15/2055, with a value of $1,189,320)	3.660%	3/19/2026	1,166,000	1,166,000
	Canadian Imperial Bank of Commerce (Dated 2/17/2026, Repurchase Value $215,284, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/31/2026–5/15/2055, with a value of $218,280)	3.660%	4/17/2026	214,000	214,000
	Citigroup Global Markets Ltd. (Dated 2/27/2026, Repurchase Value $3,506,069, collateralized by U.S. Treasury Obligations 0.625%–4.000%, 2/28/2030–10/31/2030, with a value of $3,575,100)	3.660%	3/2/2026	3,505,000	3,505,000
3

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Global Markets Ltd. (Dated 2/25/2026, Repurchase Value $1,763,257, collateralized by U.S. Treasury Obligations 3.500%–4.375%, 12/31/2029–7/31/2030, with a value of $1,797,240)	3.670%	3/4/2026	1,762,000	1,762,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $3,142,961, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/12/2026–11/15/2054, with a value of $3,204,840)	3.670%	3/2/2026	3,142,000	3,142,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $295,090, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 4/15/2026–5/15/2052, with a value of $300,900)	3.660%	3/2/2026	295,000	295,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $184,131, collateralized by U.S. Treasury Obligations 0.125%–4.125%, 9/30/2026–2/15/2045, with a value of $187,680)	3.660%	3/3/2026	184,000	184,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $92,065, collateralized by U.S. Treasury Obligations 0.000%–6.125%, 3/19/2026–11/15/2055, with a value of $93,840)	3.660%	3/3/2026	92,000	92,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/2026, Repurchase Value $97,069, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/31/2026–2/15/2054, with a value of $98,940)	3.670%	3/4/2026	97,000	97,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $317,226, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 4/21/2026–2/15/2053, with a value of $323,340)	3.670%	3/6/2026	317,000	317,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $1,194,361, collateralized by U.S. Treasury Obligations 4.125%–4.625%, 1/15/2028–2/15/2036, with a value of $1,218,248)	3.630%	3/2/2026	1,194,000	1,194,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $267,082, collateralized by U.S. Treasury Obligations 4.250%–4.625%, 11/15/2040–5/15/2054, with a value of $272,423)	3.670%	3/2/2026	267,000	267,000
Deutsche Bank AG (Dated 2/25/2026, Repurchase Value $720,514, collateralized by U.S. Treasury Obligations 1.125%–4.875%, 5/15/2040–5/15/2049, with a value of $734,924)	3.670%	3/4/2026	720,000	720,000
DNB Bank ASA (Dated 2/27/2026, Repurchase Value $512,157, collateralized by U.S. Treasury Obligations 0.375%–4.500%, 6/30/2026–5/31/2030, with a value of $522,240)	3.670%	3/2/2026	512,000	512,000
Federal Reserve Bank of New York (Dated 2/27/2026, Repurchase Value $3,441,003, collateralized by U.S. Treasury Obligations 1.625%, 5/15/2031, with a value of $3,441,003)	3.500%	3/2/2026	3,440,000	3,440,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/27/2026, Repurchase Value $5,864,788, collateralized by U.S. Treasury Obligations 3.500%–4.375%, 2/28/2030–5/15/2035, with a value of $5,980,260)	3.660%	3/2/2026	5,863,000	5,863,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/27/2026, Repurchase Value $6,626,026, collateralized by U.S. Treasury Obligations 1.125%–5.375%, 12/31/2030–7/31/2031, with a value of $6,763,104)	3.670%	3/2/2026	6,624,000	6,624,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/27/2026, Repurchase Value $5,883,799, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 1/15/2027–11/15/2044, with a value of $5,999,640)	3.670%	3/2/2026	5,882,000	5,882,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/27/2026, Repurchase Value $735,217, collateralized by U.S. Treasury Obligations 1.375%, 10/31/2028, with a value of $749,700)	3.550%	3/2/2026	735,000	735,000
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $2,307,704, collateralized by U.S. Treasury Obligations 0.125%–4.000%, 2/28/2027–11/15/2035, with a value of $2,353,140)	3.660%	3/2/2026	2,307,000	2,307,000
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $389,115, collateralized by U.S. Treasury Obligations 0.125%–4.000%, 7/15/2029–7/15/2030, with a value of $396,780)	3.550%	3/2/2026	389,000	389,000
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $250,073, collateralized by U.S. Treasury Obligations 4.000%, 2/28/2030, with a value of $255,000)	3.520%	3/2/2026	250,000	250,000
Goldman Sachs & Co. (Dated 2/24/2026, Repurchase Value $964,686, collateralized by U.S. Treasury Obligations 2.125%–3.500%, 3/31/2027–2/15/2041, with a value of $983,280)	3.660%	3/3/2026	964,000	964,000
HSBC Securities USA Inc. (Dated 2/27/2026, Repurchase Value $581,177, collateralized by U.S. Treasury Obligations 0.625%–3.875%, 10/31/2026–7/15/2034, with a value of $592,620)	3.660%	3/2/2026	581,000	581,000
ING Financial Markets LLC (Dated 2/24/2026, Repurchase Value $92,065, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 3/31/2026–2/15/2042, with a value of $93,907)	3.660%	3/3/2026	92,000	92,000
JP Morgan Securities, LLC (Dated 2/27/2026, Repurchase Value $195,059, collateralized by U.S. Treasury Obligations 3.625%, 8/15/2028, with a value of $198,900)	3.660%	3/2/2026	195,000	195,000
MUFG Securities Canada Ltd. (Dated 2/27/2026, Repurchase Value $581,178, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 1/31/2027–2/15/2054, with a value of $592,801)	3.670%	3/2/2026	581,000	581,000
Natixis SA (Dated 2/27/2026, Repurchase Value $1,550,473, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 7/15/2027–2/15/2055, with a value of $1,581,482)	3.660%	3/2/2026	1,550,000	1,550,000
Nomura Securities International Inc. (Dated 2/27/2026, Repurchase Value $775,237, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 3/12/2026–2/15/2055, with a value of $790,510)	3.670%	3/2/2026	775,000	775,000
RBC Dominion Securities Inc. (Dated 2/27/2026, Repurchase Value $64,020, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 5/31/2026–11/15/2052, with a value of $65,280)	3.660%	3/2/2026	64,000	64,000
RBC Dominion Securities Inc. (Dated 2/26/2026, Repurchase Value $198,704, collateralized by U.S. Treasury Obligations 2.500%–4.875%, 5/31/2026–2/15/2046, with a value of $201,960)	3.655%	4/2/2026	198,000	198,000
Royal Bank of Canada (Dated 2/10/2026, Repurchase Value $254,944, collateralized by U.S. Treasury Obligations 3.750%–4.125%, 4/30/2027–11/15/2027, with a value of $258,060)	3.640%	4/27/2026	253,000	253,000
4

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royal Bank of Canada (Dated 2/11/2026, Repurchase Value $868,642, collateralized by U.S. Treasury Obligations 2.750%–4.875%, 5/31/2026–11/15/2032, with a value of $879,240)	3.650%	4/28/2026	862,000	862,000
Royal Bank of Canada (Dated 2/20/2026, Repurchase Value $127,153, collateralized by U.S. Treasury Obligations 3.875%, 11/30/2027–6/15/2028, with a value of $128,520)	3.660%	5/21/2026	126,000	126,000
Royal Bank of Canada (Dated 2/23/2026, Repurchase Value $707,557, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 4/30/2027–8/15/2053, with a value of $715,020)	3.660%	5/26/2026	701,000	701,000
Smbc Nikko Securities America (Dated 2/24/2026, Repurchase Value $275,196, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 3/24/2026–2/15/2055, with a value of $280,500)	3.660%	3/3/2026	275,000	275,000
Societe Generale SA (Dated 2/24/2026, Repurchase Value $184,131, collateralized by U.S. Treasury Obligations 3.000%–4.750%, 2/15/2048–11/15/2053, with a value of $187,680)	3.660%	3/3/2026	184,000	184,000
Societe Generale SA (Dated 2/25/2026, Repurchase Value $290,207, collateralized by U.S. Treasury Obligations 1.125%–4.875%, 2/15/2040–11/15/2051, with a value of $295,800)	3.670%	3/4/2026	290,000	290,000
Societe Generale SA (Dated 2/26/2026, Repurchase Value $456,325, collateralized by U.S. Treasury Obligations 4.125%–4.500%, 12/31/2031–5/31/2032, with a value of $465,120)	3.670%	3/5/2026	456,000	456,000
Societe Generale SA (Dated 2/27/2026, Repurchase Value $422,301, collateralized by U.S. Treasury Obligations 3.375%, 12/31/2027, with a value of $430,440)	3.670%	3/6/2026	422,000	422,000
Standard Chartered Bank (Dated 2/27/2026, Repurchase Value $678,207, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 3/31/2026–2/15/2056, with a value of $691,771)	3.660%	3/2/2026	678,000	678,000
Sumitomo Mitsui Banking Corp. (Dated 2/27/2026, Repurchase Value $3,947,204, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 3/15/2026–11/15/2049, with a value of $4,024,920)	3.660%	3/2/2026	3,946,000	3,946,000
TD Securities (USA) LLC (Dated 2/25/2026, Repurchase Value $97,069, collateralized by U.S. Treasury Obligations 1.875%–4.500%, 8/15/2028–12/31/2031, with a value of $98,940)	3.670%	3/4/2026	97,000	97,000
Wells Fargo Securities LLC (Dated 2/27/2026, Repurchase Value $2,471,754, collateralized by U.S. Treasury Obligations 1.750%–5.000%, 2/15/2039–11/15/2053, with a value of $2,521,189)	3.660%	3/2/2026	2,471,000	2,471,000
Wells Fargo Securities LLC (Dated 2/25/2026, Repurchase Value $387,276, collateralized by U.S. Treasury Obligations 0.375%–3.750%, 6/30/2027–2/15/2032, with a value of $395,022)	3.670%	3/4/2026	387,000	387,000
Total U.S. Treasury Repurchase Agreements (Cost $69,237,000)				69,237,000
Total Investments (101.7%) (Cost $136,638,921)				136,642,837
Other Assets and Liabilities—Net (-1.7%)				(2,322,488)
Net Assets (100%)				134,320,349
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $67,401,921)	67,405,837
Repurchase Agreements (Cost $69,237,000)	69,237,000
Total Investments in Securities	136,642,837
Cash	1,785,861
Receivables for Accrued Income	106,172
Total Assets	138,534,870
Liabilities
Payables for Investment Securities Purchased	4,214,316
Payables to Vanguard	205
Total Liabilities	4,214,521
Net Assets	134,320,349
At February 28, 2026, net assets consisted of:

Paid-in Capital	134,313,660
Total Distributable Earnings (Loss)	6,689
Net Assets	134,320,349

Net Assets
Applicable to 1,343,245,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	134,320,349
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Market Liquidity Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	2,018,309
Total Income	2,018,309
Expenses
The Vanguard Group—Note C
Management and Administrative	2,562
Total Expenses	2,562
Net Investment Income	2,015,747
Realized Net Gain (Loss) on Investment Securities Sold	1,468
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,014,735

See accompanying Notes, which are an integral part of the Financial Statements.
7

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,015,747	3,611,664
Realized Net Gain (Loss)	1,468	168
Change in Unrealized Appreciation (Depreciation)	(2,480)	(3,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,014,735	3,608,688
Distributions
Total Distributions	(2,015,469)	(3,611,321)
Capital Share Transactions
Issued	563,366,704	920,626,909
Issued in Lieu of Cash Distributions	2,013,320	3,610,927
Redeemed	(533,023,473)	(903,648,756)
Net Increase (Decrease) from Capital Share Transactions	32,356,551	20,589,080
Total Increase (Decrease)	32,355,817	20,586,447
Net Assets
Beginning of Period	101,964,532	81,378,085
End of Period	134,320,349	101,964,532

See accompanying Notes, which are an integral part of the Financial Statements.
8

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$100.00	$100.00	$99.99	$99.97	$100.00	$100.00
Investment Operations
Net Investment Income	1.959	4.512	5.409	4.393	.580	.090
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(.000)	.011	.020	(.028)	—
Total from Investment Operations	1.959	4.512	5.420	4.413	.552	.090
Distributions
Dividends from Net Investment Income	(1.959)	(4.512)	(5.409)	(4.393)	(.580)	(.090)
Distributions from Realized Capital Gains	—	—	(.001)	(.000)[1]	(.002)	—
Total Distributions	(1.959)	(4.512)	(5.410)	(4.393)	(.582)	(.090)
Net Asset Value, End of Period	$100.00	$100.00	$100.00	$99.99	$99.97	$100.00
Total Return	1.97%	4.61%	5.56%	4.50%	0.55%	0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$134,320	$101,965	$81,378	$78,190	$89,850	$105,011
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%[2]	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	3.93%	4.50%	5.41%	4.40%	0.53%	0.09%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.005%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
10

Market Liquidity Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	136,638,921
Gross Unrealized Appreciation	5,924
Gross Unrealized Depreciation	(2,008)
Net Unrealized Appreciation (Depreciation)	3,916
F.	Capital shares issued and redeemed were:

	Six Months Ended February 28,2026	Year Ended August 31,2025
	Shares (000)	Shares (000)
Issued	5,633,757	9,206,913
Issued in Lieu of Cash Distributions	20,134	36,112
Redeemed	(5,330,328)	(9,037,102)
Net Increase (Decrease) in Shares Outstanding	323,563	205,923
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11422 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Municipal Low Duration Fund

Contents
Financial Statements	1

Municipal Low Duration Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.3%)
Alabama (0.6%)
[1]	Alabama Birmingham AL Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	12,645	12,645
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	25,000	25,000
					37,645
Alaska (1.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.830%	3/5/2026	51,700	51,700
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.830%	3/5/2026	13,900	13,900
[1,2]	Anchorage AK COP TOB VRDO	1.910%	3/5/2026	14,095	14,095
					79,695
Arizona (0.0%)
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	1.960%	3/5/2026	1,905	1,905
California (1.1%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.890%	3/5/2026	8,000	8,000
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.950%	3/2/2026	39,010	39,010
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	16,125	16,125
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/5/2026	11,470	11,470
					74,605
Colorado (0.9%)
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	16,310	16,310
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	1.900%	3/5/2026	5,105	5,105
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/30/2026	39,380	39,725
					61,140
Connecticut (3.6%)
	Connecticut GO	5.000%	8/15/2026	3,995	4,047
	Connecticut GO	5.000%	8/15/2026	12,045	12,203
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.850%	3/5/2026	30,300	30,300
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.860%	3/5/2026	13,000	13,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	5,200	5,250
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.500%	3/2/2026	16,150	16,150
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.750%	3/2/2026	51,900	51,900
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.750%	3/2/2026	50,255	50,255
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.500%	3/4/2026	50,090	50,090
					233,195
District of Columbia (1.1%)
[1]	District of Columbia GO TOB VRDO	1.910%	3/5/2026	8,680	8,680
[1,2]	District of Columbia Housing Finance Agency Multifamily Mortgage Revenue TOB VRDO	2.000%	3/5/2026	9,500	9,500
[2]	District of Columbia Miscellaneous Revenue VRDO	1.880%	3/5/2026	20,655	20,655
	District of Columbia Water & Sewer Authority Water Revenue VRDO	1.900%	3/2/2026	2,215	2,215
	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.000%	3/2/2026	10,650	10,650
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.030%	3/2/2026	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.030%	3/2/2026	6,300	6,300
					73,000
Florida (9.3%)
[1]	Broward County FL School District GO TOB VRDO	1.910%	3/5/2026	6,510	6,510
[1]	Broward County FL School District GO TOB VRDO	1.910%	3/5/2026	34,220	34,220
[1,2]	Capital Trust Authority FL Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	47,450	47,450
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.080%	3/2/2026	21,390	21,390
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.080%	3/2/2026	35,530	35,530
[1,2]	Florida Housing Finance Corp. Multifamily Mortgage Trust Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/2/2026	47,405	47,405
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	2.080%	3/2/2026	6,600	6,600
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	45,665	45,665
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	33,080	33,080
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	9,760	9,760
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	5,000	5,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.170%	3/4/2026	35,120	35,120

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.170%	3/4/2026	70,165	70,165
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	21,815	21,815
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.280%	3/5/2026	13,845	13,845
[1]	Peace River Manasota Regional Water Supply Authority Water Revenue TOB VRDO	2.030%	3/2/2026	15,000	15,000
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	33,285	33,285
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	19,300	19,300
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	1.910%	3/5/2026	5,000	5,000
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	3/2/2026	98,254	98,254
					610,264
Georgia (1.1%)
[1]	Georgia GO TOB VRDO	1.900%	3/5/2026	9,375	9,375
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	4,445	4,445
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	1.900%	3/4/2026	6,275	6,275
	Private Colleges & Universities Authority College & University Revenue VRDO	2.170%	3/4/2026	52,595	52,595
					72,690
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	1.910%	3/5/2026	9,250	9,250
	Honolulu HI City & County GO	5.000%	8/1/2026	3,100	3,137
					12,387
Idaho (0.2%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO (St. Luke'S Health System Project)	1.900%	3/2/2026	8,500	8,500
[1,2]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	6,870	6,870
					15,370
Illinois (6.4%)
[2]	Aurora IL College & University Revenue VRDO	1.880%	3/5/2026	5,000	5,000
[1,2]	Chicago IL GO TOB VRDO	1.940%	3/5/2026	45,000	45,000
	Illinois Finance Authority College & University Revenue VRDO	1.950%	3/4/2026	72,690	72,690
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	7,155	7,155
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/2/2026	22,500	22,500
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/2/2026	34,825	34,825
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	15,350	15,350
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	3,525	3,525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	49,450	49,450
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	21,530	21,530
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	1.850%	3/5/2026	35,700	35,700
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.750%	3/4/2026	31,400	31,400
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.850%	3/4/2026	39,110	39,110
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	3/5/2026	5,985	5,985
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.100%	3/2/2026	29,975	29,975
					419,195
Indiana (0.4%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	17,025	17,025
[2]	Indiana Finance Authority Industrial Revenue VRDO	1.930%	3/4/2026	8,340	8,340
					25,365
Iowa (0.1%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	1.900%	3/2/2026	9,165	9,165
Kentucky (0.8%)
[1,2]	Public Finance Authority Miscellaneous Revenue TOB VRDO	2.100%	3/2/2026	48,750	48,750
Louisiana (3.1%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.000%	3/2/2026	71,430	71,430
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.000%	3/2/2026	41,545	41,545
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.000%	3/2/2026	7,918	7,918
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	1.900%	3/2/2026	54,370	54,370
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	1.900%	3/2/2026	30,000	30,000
					205,263
Maryland (1.6%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	20,210	20,600
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/4/2026	18,300	18,300
	Maryland GO	5.000%	3/1/2026	1,250	1,250
	Maryland GO	5.000%	8/1/2026	6,510	6,589
[1]	Maryland GO TOB VRDO	1.910%	3/5/2026	7,250	7,250
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.080%	3/2/2026	19,205	19,205
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	1.900%	3/2/2026	23,075	23,075

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County MD GO	5.000%	8/1/2026	2,000	2,024
[1]	Prince George's County MD GO TOB VRDO	1.910%	3/5/2026	3,500	3,500
					101,793
Massachusetts (5.1%)
[1]	Commonwealth of Massachusetts GO TOB VRDO	1.880%	3/5/2026	16,275	16,275
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	10,285	10,285
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	1,700	1,700
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.050%	3/2/2026	66,560	66,560
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.900%	3/5/2026	19,700	19,700
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	1.870%	3/4/2026	2,300	2,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.950%	3/5/2026	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.950%	3/5/2026	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.940%	3/5/2026	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.950%	3/5/2026	53,500	53,500
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.960%	3/5/2026	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.970%	3/5/2026	34,300	34,300
					336,120
Michigan (3.9%)
[1]	Detroit Regional Convention Facility Authority Special Tax Revenue TOB VRDO	1.950%	3/2/2026	91,185	91,185
[1,2,4]	Eastern Michigan University College & University Revenue TOB VRDO	2.030%	3/2/2026	38,900	38,900
[2]	Eastern Michigan University College & University Revenue VRDO	2.000%	3/2/2026	39,000	39,000
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.030%	3/2/2026	22,890	22,890
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.870%	3/4/2026	30,210	30,210
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.870%	3/4/2026	8,965	8,965
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	3/4/2026	19,080	19,080
	University of Michigan College & University Revenue VRDO	1.650%	3/5/2026	6,605	6,605
					256,835
Minnesota (1.4%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	12,000	12,000
	Hennepin County MN GO VRDO	1.850%	3/5/2026	44,525	44,525
	Minnesota GO	5.000%	8/1/2026	20,100	20,342
	Minnesota GO	5.000%	8/1/2026	10,105	10,227
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	6,540	6,540
					93,634
Mississippi (3.9%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.000%	3/2/2026	54,110	54,110
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.000%	3/2/2026	18,250	18,250
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.070%	3/2/2026	3,115	3,115
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	12,000	12,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	29,135	29,135
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	16,260	16,260
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	40,910	40,910
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	17,100	17,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.000%	3/2/2026	39,895	39,895
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.880%	3/4/2026	10,000	10,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.930%	3/4/2026	10,615	10,615
					251,390
Missouri (1.6%)
[2]	Kansas City MO Special Obligation Revenue VRDO	1.970%	3/4/2026	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.950%	3/2/2026	28,600	28,600
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.870%	3/2/2026	5,260	5,260
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.900%	3/2/2026	30,700	30,700
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	10,225	10,225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	28,540	28,540
					105,715
Multiple States (0.1%)
[1,3]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue VRDO	1.900%	3/5/2026	8,000	8,000
Nebraska (0.9%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	13,790	13,790
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.050%	3/4/2026	8,400	8,400
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.050%	3/4/2026	10,520	10,520
[1,6,7]	Nebraska Public Power Generation Agency Revenue GO TOB VRDO	1.900%	3/5/2026	26,325	26,325
					59,035
Nevada (1.4%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	1.850%	3/4/2026	1,450	1,450
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.950%	3/5/2026	10,000	10,000

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clark County NV Water Reclamation District GO TOB VRDO	1.950%	3/2/2026	23,580	23,580
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	1.980%	3/5/2026	58,100	58,100
					93,130
New Hampshire (0.3%)
[1,2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.920%	3/5/2026	15,535	15,535
	New Hampshire Health & Education Facilities Authority Act College & University Revenue VRDO	1.950%	3/2/2026	5,250	5,250
					20,785
New Jersey (0.9%)
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.000%	12/9/2026	10,000	10,126
	Essex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	3/17/2026	5,375	5,380
	Mercer County NJ BAN GO	4.000%	3/31/2026	15,535	15,555
[8]	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	10,665	10,851
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	15,240	15,240
					57,152
New Mexico (0.9%)
	New Mexico (Capital Project) GO	5.000%	3/1/2026	20,090	20,090
[1]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	35,620	35,620
					55,710
New York (19.1%)
[1,2]	Delaware County Capital Resource Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	3/5/2026	11,810	11,810
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	11,985	11,998
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	1.900%	3/2/2026	775	775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.000%	3/2/2026	24,490	24,490
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.000%	3/2/2026	4,590	4,590
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	8,355	8,355
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	35,545	35,545
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.850%	3/5/2026	44,340	44,340
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.850%	3/5/2026	19,990	19,990
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.950%	3/2/2026	15,610	15,610
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.950%	3/2/2026	20,525	20,525
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	3/2/2026	44,075	44,075
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	3/2/2026	8,440	8,440
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	3/2/2026	12,200	12,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	3/2/2026	10,810	10,810
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	3/2/2026	5,225	5,225
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	3/2/2026	25,615	25,615
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	3/2/2026	49,860	49,860
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.000%	3/2/2026	19,900	19,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.000%	3/2/2026	1,200	1,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.000%	3/2/2026	33,870	33,870
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.000%	3/2/2026	3,100	3,100
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.900%	3/5/2026	4,535	4,535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	20,000	20,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	15,400	15,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	8,850	8,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	8,550	8,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	34,820	34,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	4,000	4,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	9,100	9,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.900%	3/2/2026	20,800	20,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.950%	3/2/2026	18,525	18,525
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.000%	3/2/2026	28,600	28,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.000%	3/2/2026	58,000	58,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.010%	3/2/2026	7,995	7,995
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.860%	3/5/2026	4,000	4,000
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.930%	3/5/2026	4,000	4,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.850%	3/4/2026	13,985	13,985
	New York NY GO	5.000%	8/1/2026	2,330	2,358
[1,2]	New York NY GO TOB VRDO	2.050%	3/2/2026	20,500	20,500
[1,2]	New York NY GO TOB VRDO	1.910%	3/5/2026	22,000	22,000
[2]	New York NY GO VRDO	1.900%	3/2/2026	2,500	2,500
	New York NY GO VRDO	1.900%	3/2/2026	71,460	71,460
[2]	New York NY GO VRDO	1.950%	3/2/2026	28,445	28,445
	New York NY GO VRDO	1.950%	3/2/2026	57,050	57,050
	New York NY GO VRDO	2.000%	3/2/2026	2,555	2,555
	New York NY GO VRDO	2.000%	3/2/2026	18,000	18,000
	New York NY GO VRDO	2.000%	3/2/2026	30,350	30,350
[2]	New York NY GO VRDO	2.020%	3/2/2026	3,575	3,575

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.910%	3/5/2026	6,500	6,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	3,365	3,365
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.900%	3/2/2026	58,305	58,305
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.900%	3/2/2026	24,215	24,215
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.950%	3/2/2026	2,000	2,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.000%	3/2/2026	40,405	40,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	3/4/2026	7,250	7,250
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.900%	3/4/2026	8,530	8,530
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,000	15,121
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	3/5/2026	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	3/5/2026	16,700	16,700
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.900%	3/2/2026	2,585	2,585
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.950%	3/2/2026	21,925	21,925
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.950%	3/2/2026	59,100	59,100
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.000%	3/2/2026	12,755	12,755
					1,246,332
North Carolina (2.8%)
	Charlotte NC GO	5.000%	7/1/2026	1,180	1,192
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	13,000	13,000
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	7,900	7,900
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	24,925	24,925
	North Carolina Appropriations Revenue	5.000%	5/1/2026	2,600	2,612
[1]	North Carolina GO TOB VRDO	1.910%	3/5/2026	10,000	10,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	2,500	2,500
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.950%	3/2/2026	40,000	40,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	24,220	24,220
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	14,950	14,950
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	1.870%	3/5/2026	1,790	1,790
[1,2]	University of North Carolina Health Care System Health Care Facility Revenue TOB VRDO	1.910%	3/5/2026	42,050	42,050
					185,139
Ohio (4.7%)
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	36,775	36,775
[1,2]	Columbus-Franklin County OH Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	10,630	10,630
	Ohio (Conservation Projects) GO	5.000%	9/1/2026	1,660	1,684
	Ohio GO	5.000%	11/1/2026	13,275	13,533
	Ohio GO	5.000%	11/1/2026	750	765
	Ohio GO	5.000%	11/1/2026	2,905	2,962
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/2/2026	34,780	34,780
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	33,220	33,220
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	43,100	43,100
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	2,955	2,955
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	2,090	2,090
[1,2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	3,135	3,135
	Ohio State University College & University Revenue VRDO	1.700%	3/4/2026	9,225	9,225
	Ohio State University College & University Revenue VRDO	1.850%	3/4/2026	10,050	10,050
	Ohio State University College & University Revenue VRDO	2.100%	3/4/2026	30,000	30,000
	Ohio State University College & University Revenue VRDO	2.100%	3/4/2026	39,620	39,620
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	1.900%	3/2/2026	18,125	18,125
[1,2]	Public Finance Authority Revenue TOB VRDO	1.940%	3/5/2026	12,475	12,475
					305,124
Oklahoma (0.6%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.100%	3/2/2026	40,415	40,415
Oregon (0.3%)
[1]	Deschutes County Administrative School District No. 1 Bend-La Pine GO TOB VRDO	1.910%	3/5/2026	4,260	4,260
[1]	Multnomah County School District No. 1J Portland GO TOB VRDO	1.910%	3/5/2026	1,750	1,750
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	9,195	9,195
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	1.890%	3/5/2026	3,900	3,900
					19,105
Pennsylvania (2.7%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.800%	3/2/2026	19,130	19,130
[2]	Allegheny County IDA Private Schools Revenue VRDO	1.880%	3/5/2026	1,400	1,400
	Butler County General Authority Miscellaneous Revenue VRDO	1.880%	3/5/2026	3,760	3,760
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	13,225	13,401
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.900%	3/2/2026	4,785	4,785
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	1.980%	3/5/2026	8,240	8,240
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	1.910%	3/5/2026	4,950	4,950

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	1.980%	3/5/2026	500	500
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.030%	3/2/2026	3,750	3,750
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.080%	3/2/2026	11,450	11,450
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.910%	3/5/2026	28,000	28,000
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	8,600	8,600
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.880%	3/5/2026	28,470	28,470
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	1.910%	3/5/2026	1,700	1,700
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.880%	3/5/2026	3,900	3,900
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.880%	3/5/2026	4,070	4,070
[1,2]	Public Finance Authority Revenue TOB VRDO	1.940%	3/5/2026	26,790	26,790
					172,896
South Carolina (1.1%)
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	3/2/2026	68,605	68,605
South Dakota (0.4%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	23,700	23,700
Tennessee (2.1%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	2.000%	3/2/2026	900	900
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.950%	3/2/2026	68,800	68,800
[1,2]	Shelby County Health Educational & Housing Facilities Board Revenue TOB VRDO	1.930%	3/5/2026	14,700	14,700
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	2.080%	3/2/2026	38,090	38,090
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	15,400	15,400
					137,890
Texas (7.9%)
	Alamo Community College District GO	5.000%	8/15/2026	3,615	3,662
[1,9]	Conroe Independent School District GO TOB VRDO	1.910%	3/5/2026	2,850	2,850
[1,9]	Cypress-Fairbanks Independent School District GO TOB VRDO	1.910%	3/5/2026	4,610	4,610
[1,9]	Dallas Independent School District GO TOB VRDO	1.910%	3/5/2026	3,500	3,500
[1,9]	Frisco Independent School District GO TOB VRDO	1.910%	3/5/2026	2,475	2,475
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	1.900%	3/2/2026	109,610	109,610
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	32,295	32,295
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	19,980	19,980
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/4/2026	13,890	13,890
[1,2]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/5/2026	5,210	5,210
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.900%	3/5/2026	41,700	41,700
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.900%	3/5/2026	18,800	18,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.900%	3/5/2026	9,665	9,665
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	2.100%	3/4/2026	16,650	16,650
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	4,500	4,500
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/5/2026	6,815	6,815
	Texas A&M University College & University Revenue	5.000%	5/15/2026	1,445	1,453
	Texas A&M University College & University Revenue	5.000%	5/15/2026	3,000	3,018
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	1.900%	3/5/2026	19,100	19,100
	Texas GO	5.000%	10/1/2026	3,050	3,101
	Texas GO VRDO	1.950%	3/4/2026	20,590	20,590
	Texas GO VRDO	1.950%	3/4/2026	14,590	14,590
[2]	Texas GO VRDO	2.000%	3/4/2026	26,265	26,265
	Texas GO VRDO	2.050%	3/4/2026	40,910	40,910
	Texas GO VRDO	2.050%	3/4/2026	6,400	6,400
	Texas GO VRDO	2.050%	3/4/2026	13,400	13,400
	Texas GO VRDO	2.050%	3/4/2026	29,115	29,115
	Texas GO VRDO	2.170%	3/4/2026	37,035	37,035
[1,2]	Travis County TX Strategic Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	8,343	8,343
					519,532
Utah (0.6%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/4/2026	41,460	41,460
Virginia (1.8%)
	Commonwealth of Virginia GO	5.000%	6/1/2026	10,000	10,071
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/15/2026	9,190	9,287
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/4/2026	3,210	3,210
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.750%	3/4/2026	7,600	7,600
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.750%	3/4/2026	7,590	7,590
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.170%	3/4/2026	58,535	58,535
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	16,650	16,650

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2026	2,410	2,418
					115,361
Washington (2.4%)
	King County WA Sewer Revenue VRDO	1.800%	3/2/2026	57,490	57,490
	King County WA Sewer Revenue VRDO	1.900%	3/2/2026	6,100	6,100
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	1.870%	3/4/2026	1,900	1,900
[1,2]	Washington State Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.910%	3/5/2026	19,000	19,000
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	10,035	10,035
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	2,915	2,915
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.930%	3/5/2026	3,325	3,325
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.980%	3/5/2026	7,770	7,770
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.980%	3/5/2026	5,400	5,400
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.980%	3/5/2026	7,617	7,617
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.910%	3/5/2026	15,005	15,005
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.910%	3/5/2026	6,285	6,285
					157,842
Wisconsin (2.4%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.100%	3/2/2026	26,950	26,950
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.940%	3/5/2026	25,630	25,630
[1,2]	Public Finance Authority WI Local or Guaranteed Housing Revenue TOB VRDO	2.150%	3/2/2026	14,215	14,215
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	18,315	18,315
	Wisconsin GO	5.000%	5/1/2026	2,110	2,120
	Wisconsin GO	5.000%	5/1/2026	1,890	1,899
	Wisconsin GO	5.000%	5/1/2026	2,660	2,673
	Wisconsin GO	5.000%	5/1/2026	3,245	3,260
	Wisconsin GO	5.000%	11/1/2026	2,000	2,038
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	3/2/2026	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	7,125	7,125
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	9,000	9,000
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	10,435	10,435
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	7,495	7,495
					154,530
Wyoming (0.3%)
	Lincoln County WY Resource Recovery Revenue VRDO	2.000%	3/2/2026	7,000	7,000
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.910%	3/5/2026	6,400	6,400

Municipal Low Duration Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.880%	3/5/2026	8,500	8,500
				21,900
Total Tax-Exempt Municipal Bonds (Cost $6,628,405)				6,628,764
Total Investments (101.3%) (Cost $6,628,405)				6,628,764
Other Assets and Liabilities—Net (-1.3%)				(82,956)
Net Assets (100%)				6,545,808
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $2,098,419, representing 32.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$610,445,000
JPMorgan Chase Bank NA	386,234,000
Toronto-Dominion Bank NA	277,420,000
Royal Bank of Canada	166,950,000
Sumitomo Mitsui Banking Corp.	129,720,000
US Bank NA	123,260,000
Barclays Bank plc	107,650,000
Landesbank Hessen-Thueringen	91,050,000
Citibank NA	74,121,000
PNC Bank NA	71,895,000
Other	150,930,000
Total	2,189,675,000

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,628,405)	6,628,764
Cash	52,176
Receivables for Investment Securities Sold	4,565
Receivables for Accrued Income	21,841
Total Assets	6,707,346
Liabilities
Payables for Investment Securities Purchased	161,515
Payables to Vanguard	23
Total Liabilities	161,538
Net Assets	6,545,808
At February 28, 2026, net assets consisted of:

Paid-in Capital	6,545,436
Total Distributable Earnings (Loss)	372
Net Assets	6,545,808

Net Assets
Applicable to 654,502,133 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,545,808
Net Asset Value Per Share	$10.00

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	63,921
Total Income	63,921
Expenses
The Vanguard Group—Note C
Management and Administrative	262
Custodian Fees	28
Total Expenses	290
Expenses Paid Indirectly	(28)
Net Expenses	262
Net Investment Income	63,659
Realized Net Gain (Loss) on Investment Securities Sold	51
Change in Unrealized Appreciation (Depreciation) of Investment Securities	172
Net Increase (Decrease) in Net Assets Resulting from Operations	63,882

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,659	104,004
Realized Net Gain (Loss)	51	(48)
Change in Unrealized Appreciation (Depreciation)	172	(107)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,882	103,849
Distributions
Total Distributions	(63,676)	(103,992)
Capital Share Transactions
Issued	11,277,424	20,519,150
Issued in Lieu of Cash Distributions	63,676	103,992
Redeemed	(9,049,759)	(18,787,128)
Net Increase (Decrease) from Capital Share Transactions	2,291,341	1,836,014
Total Increase (Decrease)	2,291,547	1,835,871
Net Assets
Beginning of Period	4,254,261	2,418,390
End of Period	6,545,808	4,254,261

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024[1]	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Investment Operations
Net Investment Income	.120[2]	.276[2]	.337[2]	.275	.040	.006
Net Realized and Unrealized Gain (Loss) on Investments	.001	.004	.001	—	(.000)[3]	—
Total from Investment Operations	.121	.280	.338	.275	.040	.006
Distributions
Dividends from Net Investment Income	(.121)	(.280)	(.338)	(.275)	(.040)	(.006)
Distributions from Realized Capital Gains	—	—	(.000)[4]	—	(.000)[4]	—
Total Distributions	(.121)	(.280)	(.338)	(.275)	(.040)	(.006)
Net Asset Value, End of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Total Return	1.22%	2.83%	3.43%	2.78%	0.39%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,546	$4,254	$2,418	$3,340	$4,791	$6,653
Ratio of Total Expenses to Average Net Assets	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]	0.01%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.76%	3.37%	2.69%	0.35%	0.05%
Portfolio Turnover Rate	13%	0%	0%	N/A%[6]	N/A%[6]	N/A%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 10-for-1 share split as of the close of business on June 5, 2024.
2	Calculated based on average shares outstanding.
3	Amount was less than $0.001 per share.
4	Distribution was less than $0.001 per share.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
6	Not applicable. Portfolio Turnover Rate was not required due to formerly money market fund status.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Notes to Financial Statements
Vanguard Municipal Low Duration Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2026, custodian fee offset arrangements reduced the fund’s expenses by $28,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Low Duration Fund
F.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,628,405
Gross Unrealized Appreciation	359
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	359
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $48,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended February 28, 2026, the fund purchased $55,353,000 of investment securities and sold $10,000,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $494,520,000 and sales were $126,900,000, resulting in net realized gain (loss) of $0.
H.	Capital shares issued and redeemed were:

	Six Months Ended February 28,2026	Year Ended August 31,2025
	Shares (000)	Shares (000)
Issued	1,127,742	2,051,915
Issued in Lieu of Cash Distributions	6,368	10,399
Redeemed	(904,976)	(1,878,713)
Net Increase (Decrease) in Shares Outstanding	229,134	183,601
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11432 042026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – CMT Funds

In November 2025, a majority of independent trustees of the board of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund (Trustees) approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

At a subsequent meeting, the Trustees renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through the Fixed Income Group, now within VCM. The Trustees determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year through advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meetings, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The Trustees reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The Trustees also determined that VCM’s

Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

The Trustees concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval and continuation of each advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

The Trustees also considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average, and will continue to remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard, in providing investment advisory services through VCM, because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.